Leases (Details)	1 Months Ended		12 Months Ended
	Jan. 31, 2019 MetricTons	Sep. 30, 2018 MetricTons	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 SGD ($)	Jan. 31, 2026
Leases [Line Items]
Operating lease							36 months
Advance Rent			$ 19,318			$ 25,000
Security deposit			57,955			$ 75,000
Operating lease liabilities			$ 2,496,879	$ 2,630,252	$ 2,920,500
Fixed lease term			1 year			1 year
Short term lease expense			$ 31,587	34,448	$ 27,443
Weight of cargo vessel delivered (in Metric Tons) | MetricTons	48,500	48,500
Discount rate			7.40%			7.40%
Lease liability			$ 4,897,108	6,739,912
Estimated purchase option			$ 1,490,000
Topsheen Shipping Group Limited [Member]
Leases [Line Items]
Discount rate			7.80%			7.80%
Lease liability			$ 5,595,647	$ 7,275,788
Estimated purchase option			$ 1,490,000